Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000009527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000009527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000009527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000009527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000009527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
C000009529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000009529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000009529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000009529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000009529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
C000009530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000009530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000009530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000009530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000009530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
C000009531 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.69%
C000009531 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000009531 [Member] | SBA Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000009531 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000009531 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000009533 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.69%
C000009533 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000009533 [Member] | SBA Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000009533 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000009533 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000009534 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.69%
C000009534 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000009534 [Member] | SBA Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000009534 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000009534 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000009538 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.07%
C000009538 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000009538 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
C000009538 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000009538 [Member] | Freddie Mac [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000009538 [Member] | Fannie Mae [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000009536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.07%
C000009536 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000009536 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
C000009536 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000009536 [Member] | Freddie Mac [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000009536 [Member] | Fannie Mae [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000009537 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.07%
C000009537 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000009537 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
C000009537 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000009537 [Member] | Freddie Mac [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000009537 [Member] | Fannie Mae [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000009539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
C000009539 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
C000009539 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
C000009539 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000009539 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.73%
C000009541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
C000009541 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
C000009541 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
C000009541 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000009541 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.73%
C000009542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
C000009542 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
C000009542 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
C000009542 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000009542 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.73%
C000009543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.63%
C000009543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000009543 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000009543 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000009543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000009545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.63%
C000009545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000009545 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000009545 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000009545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000009546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.63%
C000009546 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000009546 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000009546 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000009546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000009547 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.62%
C000009547 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000009547 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000009547 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000009547 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
C000009549 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.62%
C000009549 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000009549 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000009549 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000009549 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
C000009550 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.62%
C000009550 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000009550 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000009550 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000009550 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%